Prepayments, deposits and other assets (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Advances to suppliers	$ 57,875	$ 62,151
Rental deposits	7,545	8,326
Prepaid expense	13,642	53,409
Other receivables, net of allowance of $15,532	61,955	63,884
Prepaid expenses	$ 141,017	187,770
CHINA BIO-TECHNOLOGY HOLDINGS [Member]
Advances to suppliers		62,151	$ 223,683
Rental deposits		8,326	8,872
Prepaid expense		53,409	45,848
Other receivables, net of allowance of $15,532		63,884	71,142
Prepaid expenses		$ 187,770	$ 349,545